Equity-Based Compensation - Assumptions Used in Applying Pricing Model (Details)	9 Months Ended
Sep. 30, 2021
Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.93%
Dividend yield	2.00%
Expected volatility	32.90%
Management PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.77%
Dividend yield	2.00%
Expected volatility	32.41%